Financial Derivative Contracts and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Financial Assets and Liablities

The Bank and subsidiaries use the following derivative financial instruments for hedge accounting and trading purposes, which, in order to capture the credit risk in the valuation, are adjusted to reflect the CVA (Credit Value Adjustment). The detail of these instruments is presented below:

	As of December 31, 2018		As of December 31, 2017
	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	86,562	75,615	51,409	121,378
Derivatives held for trading	1,282,395	1,037,191	1,197,366	973,776

Totals	1,368,957	1,112,806	1,248,775	1,095,154

Schedule of Portfolio of Financial Derivative Assets

Financial derivative assets

	As of December 31, 2018
	Notional			Fair value
	Up to 3 months	Between 3 months and 1 year	Over 1 year
	MCh$	MCh$	MCh$	MCh$
Currency forwards	3,643,505	703,790	419,833	342,993
Currency swaps	168,254	1,817,002	6,449,984	468,093
Interest rate swaps	3,061,784	8,933,622	34,958,699	553,608
Call currency options	26,435	102,163	17,750	4,217
Put currency options	1,119	33,260	—	46

Totals	6,901,097	11,589,837	41,846,266	1,368,957

	As of December 31, 2017
	Notional			Fair value
	Up to 3 months	Between 3 months and 1 year	Over 1 year
	MCh$	MCh$	MCh$	MCh$
Currency forwards	8,855,360	5,728,141	700,252	316,901
Currency swaps	92,772	299,288	3,260,432	396,239
Interest rate swaps	5,781,923	10,258,903	23,469,906	534,505
Call currency options	33,709	47,300	26,223	421
Put currency options	6,675	9,827	25,808	709

Totals	14,770,439	16,343,459	27,482,621	1,248,775

Schedule of Portfolio of Financial derivative liabilities

Financial derivative liabilities

	As of December 31, 2018
	Notional			Fair value
	Up to 3 months	Between 3 months and 1 year	Over 1 year
	MCh$	MCh$	MCh$	MCh$
Currency forwards	1,406,262	550,427	113,872	322,241
Currency swaps	658,937	1,035,357	3,169,546	298,415
Interest rate swaps	3,111,787	5,826,465	26,522,433	489,718
Call currency options	11,540	35,344	—	1,493
Put currency options	16,367	38,172	11,115	939

Totals	5,204,893	7,485,765	29,816,966	1,112,806

	As of December 31, 2017
	Notional			Fair value
	Up to 3 months	Between 3 months and 1 year	Over 1 year
	MCh$	MCh$	MCh$	MCh$
Currency forwards	9,023,102	5,821,573	807,071	333,482
Currency swaps	109,275	414,355	2,822,789	290,288
Interest rate swaps	5,481,548	8,843,640	20,720,506	468,928
Call currency options	6,675	7,369	—	86
Put currency options	17,629	25,459	415	2,370

Totals	14,638,229	15,112,396	24,350,781	1,095,154

Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes

As of December 31, 2018 and 2017, the portfolio of financial derivative instruments held for hedge accounting and trading purposes is as follows:

	As of December 31, 2018
	Notional			Fair value
	Up to 3 months	Between 3 months and 1 year	Over 1 year	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	3,661,557	1,323,671	2,527,255	86,562	75,615

Fair value hedge
Currency forwards	32,639	17,421	102,847	16,461	5,814
Currency swaps	610,980	192,926	—	7,697	11,038
Interest rate swaps	1,231	52,105	2,194,956	15,492	16,995

Subtotals	644,850	262,452	2,297,803	39,650	33,847

Cash flow hedge
Currency forwards	2,188,426	—	130,191	4,835	1,283
Currency swaps	—	330,033	—	13,363	17,593
Interest rate swaps	—	198,573	99,261	1,119	1,892

Subtotals	2,188,426	528,606	229,452	19,317	20,768

Hedge of net investment in a foreign operation
Currency forwards	828,281	532,613	—	27,595	21,000

Subtotals	828,281	532,613	—	27,595	21,000

Derivatives held for trading	8,444,433	17,751,931	69,135,977	1,282,395	1,037,191

Currency forwards	2,000,421	704,183	300,667	294,102	294,144
Currency swaps	216,211	2,329,400	9,619,530	447,033	269,784
Interest rate swaps	6,172,340	14,509,409	59,186,915	536,997	470,831
Call currency options	37,975	137,507	17,750	4,217	1,493
Put currency options	17,486	71,432	11,115	46	939

Subtotals	8,444,433	17,751,931	69,135,977	1,282,395	1,037,191

Totals	12,105,990	19,075,602	71,663,232	1,368,957	1,112,806

	As of December 31, 2017
	Notional			Fair value
	Up to 3 months	Between 3 months and 1 year	Over 1 year
	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedge accounting	2,950,441	1,195,024	3,516,621	51,409	121,378

Fair value hedge
Currency forwards	—	—		1,417	78
Currency swaps	—	—	264,226	2,735	40,441
Interest rate swaps	442,426	7,567	2,186,949	7,832	39,327

Subtotals	442,426	7,567	2,451,175	11,984	79,846

Cash flow hedge
Currency forwards	1,401,144	590,463	219,453	8,787	3,946
Currency swaps	—	—	309,970	—	22,315
Interest rate swaps	—	305,800	536,023	1,680	6,481

Subtotals	1,401,144	896,263	1,065,446	10,467	32,742

Hedge of net investment in a foreign operation
Currency forwards	1,106,871	291,194	—	28,958	8,790

Subtotal	1,106,871	291,194	—	28,958	8,790

Derivatives held for trading	26,458,227	30,260,831	48,316,781	1,197,366	973,776

Currency forwards	15,370,447	10,668,057	1,287,870	277,739	320,668
Currency swaps	202,047	713,643	5,509,025	393,504	227,532
Interest rate swaps	10,821,045	18,789,176	41,467,440	524,993	423,120
Call currency options	40,384	54,669	26,223	421	86
Put currency options	24,304	35,286	26,223	709	2,370

Subtotals	26,458,227	30,260,831	48,316,781	1,197,366	973,776

Totals	29,408,668	31,455,855	51,833,402	1,248,775	1,095,154

Schedule of the Effective Portion Generated by Cash Flow Derivatives

	As of December 31,
	2018		2017
	Effective portion	Ineffective portion	Effective portion	Ineffective portion

	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	8,557	2,032	—	—
Commercial loans (interest rate)	1,024	270	1,890	155
Time deposits and other time liabilities
Time deposits	(236)	—	(3,037)	(126)
Debt instruments issued
Current bonds	(3,829)	(2,718)	(4,583)	(1,329)
Interbank borrowings
Interbank loans	43	—	—	—

Totals	5,559	(416)	(5,730)	(1,300)

The effective portion generated by cash flow derivatives recorded in the Consolidated Statement of Changes in Equity as of December 31, 2018 and 2017.

The income generated by cash flow hedge derivatives whose effect was transferred from Other Comprehensive Income to Income for the year, is as follow:

	As of December 31,
	2018	2017
	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	—	—
Commercial loans (interest rate)	—	—
Time deposits and other time liabilities
Time deposits	200	72
Debt instruments issued
Current bonds	—	—
Interbank borrowings
Interbank loans	—	—

Totals	200	72

Schedule of Gains or Losses on the Hedge of the Net Investment

The ineffective portion is recognized in profit or loss. No such amounts were recorded in 2018 and 2017.

		As of December 31,
	Notes	2018	2017
		MCh$	MCh$
Opening balances		45,759	10,773
Gains (losses) on hedge of net investment in foreign operation, before tax	22 j	(36,533)	49,197
Income tax relating to hedges of net investment in foreign operations	22 j	10,565	(14,211)

Ending balances		19,791	45,759

Schedule of Hedge Net Investment in New York Branch

Hedge of net investment in New York Branch

	Notional	Market value of hedging instruments	Gain or loss on hedging instruments recognized in equity for the year	Ineffectiveness recognized in profit or loss
	MUSD	MCh$	MCh$	MCh$
As of December 31, 2018	168	(5,151)	(10,354)	—
As of December 31, 2017	150	4,698	4,698	—

Schedule of Hedge Net Investment in Itau Corpbanca Colombia

Hedge of net investment in Itaú Corpbanca Colombia

	As of December 31, 2018
	Notional				Statements of Changes in Equity	Statement of Income
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Effective portion for the year	Ineffective portion

	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Equity
Foreign investments	1,360,894	—	—	74,648	(26,179)	—
Hedging instrument
Foreign currency forwards	1,360,894	—	—	—	(26,179)	—

	As of December 31, 2017
	Notional				Statements of Changes in Equity	Statement of Income
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Effective portion for the year	Ineffective portion

	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Equity
Foreign investments	1,398,065	—	—	—	44,499	—
Hedging instrument
Foreign currency forwards	1,398,065	—	—	—	44,499	—

Fair Value Hedges [Member]
Statement [LineItems]
Schedule of Nominal Values of the Hedged Item

The following table presents the hedged items and the hedging instrument at fair value as of December 31, 2018 and 2017, detailed by maturity:

	As of December 31, 2018
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals

	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Commercial and mortgage loans	1,232	156,772	261,860	289,724	709,588
Financial instruments at FVTPL
Treasury bonds	666,388	52,132	35,297	42,189	796,006
Debt instruments issued
Current bonds	239,682	55,132	94,000	1,310,697	1,699,511

Totals	907,302	264,036	391,157	1,642,610	3,205,105

Hedging instruments					—
Currency forwards	—	—	—	—	—
Currency swaps	187,578	—	—	—	187,578
Interest rate swaps	719,724	264,036	391,157	1,642,610	3,017,527

Totals	907,302	264,036	391,157	1,642,610	3,205,105

	As of December 31, 2017
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals

	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Loans and accounts receivable from customers
Commercial and mortgage loans	12,978	7,704	402,977	320,539	744,198
Available for sale investments
Treasury bonds	—	57,003	1,629	183,675	242,307
Debt instruments issued
Current bonds	437,015	488,291	77,728	1,009,468	2,012,502

Totals	449,993	552,998	482,334	1,513,682	2,999,007

Hedging instruments
Currency swaps	—	264,226	—	—	264,226
Interest rate swaps	449,993	288,772	482,334	1,513,682	2,734,781

Totals	449,993	552,998	482,334	1,513,682	2,999,007

Below is an estimate of the periods in which flows are expected to be produced:

Forecasted cash flows by interest rate risk:

	As of December 31, 2018
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	9,678	17,366	15,632	7,728	50,404
Outflows	(24,604)	(37,185)	(50,215)	(70,615)	(182,619)

Net Flows	(14,926)	(19,819)	(34,583)	(62,887)	(132,215)

Hedging instruments (*)
Outflows	(9,678)	(17,366)	(15,632)	(7,728)	(50,404)
Inflows	24,604	37,185	50,215	70,615	182,619

Net flows	14,926	19,819	34,583	62,887	132,215

	As of December 31, 2017
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	14,981	27,525	32,376	18,608	93,490
Outflows	(25,575)	(37,197)	(39,863)	(76,755)	(179,390)

Net flows	(10,594)	(9,672)	(7,487)	(58,147)	(85,900)

Hedging instruments (*)
Outflows	(14,981)	(27,525)	(32,376)	(18,608)	(93,490)
Inflows	25,575	37,197	39,863	76,755	179,390

Net flows	10,594	9,672	7,487	58,147	85,900

(*)	Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.

Cash Flow Hedges [Member]
Statement [LineItems]
Schedule of Nominal Values of the Hedged Item

The following table presents the nominal values of the hedged item as of December 31, 2018 and 2017:

	As of December 31, 2018
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts at amortized cost
Loans (inflation-indexed)	2,015,643	9,961	—	—	2,025,604
Commercial loans (interest rate)	—	28,000	20,000	—	48,000
Time deposits and other time liabilities
Time deposits	129,100	52,027	—	46,698	227,825
Debt instruments issued
Current bonds	173,683	—	—	—	173,683
Interbank borrowings
Interbank loans	398,606	—	72,766	—	471,372

Totals	2,717,032	89,988	92,766	46,698	2,946,484

Hedging instruments
Currency forwards	2,073,971	—	—	—	2,073,971
Currency swaps	444,488	—	72,766	—	517,254
Interest rate swaps	198,573	89,988	20,000	46,698	355,259

Totals	2,717,032	89,988	92,766	46,698	2,946,484

	As of December 31, 2017
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Loans and accounts receivables from customers
Loans (inflation-indexed)	1,991,607	188,730	—	—	2,180,337
Commercial loans (interest rate)	—	30,723	57,823	174,300	262,846
Time deposits and other time liabilities
Time deposits	305,800	303,900	—	—	609,700
Debt instruments issued
Current bonds	—	309,970	—	—	309,970
Interbank borrowings
Interbank loans	—	—	—	—	—

Totals	2,297,407	833,323	57,823	174,300	3,362,853

Hedging instruments
Currency forwards	1,991,607	219,453	—	—	2,211,060
Currency swaps	—	309,970	—	—	309,970
Interest rate swaps	305,800	303,900	57,823	174,300	841,823

Totals	2,297,407	833,323	57,823	174,300	3,362,853

Below is an estimate of the periods in which flows are expected to occur.

Forecasted cash flows by interest rate risk:

	As of December 31, 2018
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	1,848,702	169,442	521	—	2,018,665
Outflows	(11,046)	(3,797)	(5,693)	(2,837)	(23,373)

Net Flows	1,837,656	165,645	(5,172)	(2,837)	1,995,292

Hedging instruments (*)
Outflows	(1,848,702)	(169,442)	(521)	—	(2,018,665)
Inflows	11,046	3,797	5,693	2,837	23,373

Net flows	(1,837,656)	(165,645)	5,172	2,837	(1,995,292)

	As of December 31, 2017
	Notional
	Up to 1 year	Between 1 and 3 years	Between 3 and 6 years	Over 6 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged items
Inflows	1,982,371	225,180	2,459	—	2,210,010
Outflows	(29,873)	(33,024)	(21,918)	(15,460)	(100,275)

Net Flows	1,952,498	192,156	(19,459)	(15,460)	2,109,735

Hedging instruments (*)
Outflows	(1,982,371)	(225,180)	(2,459)	—	(2,210,010)
Inflows	29,873	33,024	21,918	15,460	100,275

Net flows	(1,952,498)	(192,156)	19,459	15,460	(2,109,735)

(*)	Only includes cash flows forecast portion of the hedge instruments used to cover interest rate risk.